Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP, 005
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Penske Automotive Group Employee Stock Ownership 401(k) Plan
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
Name of Plan Sponsor: Penske Automotive Group, Inc.
Employer Identification Number: 22-3086739
Plan number: 005

Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value**	Current Value

COMMON COLLECTIVE TRUST FUNDS
GALLIARD STABLE RETURN FUND	$84,516,212
NORTHERN TRUST S&P 500 INDEX LENDING FUND	229,143,536
SSGA TARGET RETIREMENT 2070 LENDING FUND	1,175,944
SSGA TARGET RETIREMENT 2065 LENDING FUND	20,400,029
SSGA TARGET RETIREMENT 2060 LENDING FUND	35,084,640
SSGA TARGET RETIREMENT 2055 LENDING FUND	62,253,443
SSGA TARGET RETIREMENT 2050 LENDING FUND	84,362,586
SSGA TARGET RETIREMENT 2045 LENDING FUND	93,624,455
SSGA TARGET RETIREMENT 2040 LENDING FUND	86,691,634
SSGA TARGET RETIREMENT 2035 LENDING FUND	90,757,247
SSGA TARGET RETIREMENT 2030 LENDING FUND	76,122,878
SSGA TARGET RETIREMENT 2025 LENDING FUND	49,061,300
SSGA TARGET RETIREMENT INCOME LENDING FUND	27,597,080
SSGA U.S. BOND INDEX LENDING SERIES FUND	18,427,809
SSGA GLOBAL CAP EQUITY EX-US LENDING FUND	24,583,031
PIMCO TOTAL RETURN COLLECTION TRUST FUND	16,794,897
TOTAL COMMON COLLECTIVE TRUST FUNDS	1,000,596,721

EMPLOYER SECURITIES
*PENSKE AUTOMOTIVE GROUP, INC. COMMON STOCK	60,790,842

MUTUAL FUNDS
DODGE & COX INTERNATIONAL STOCK FUND	32,650,767
COHEN & STEERS REAL ESTATE SECURITIES FUND	1,100,322
FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND	5,991,597
VANGUARD SMALL-CAP INDEX FUND	4,506,047
VANGUARD MID-CAP INDEX FUND	36,251,367
VANGUARD STRATEGIC EQUITY FUND	69,813,536
TOTAL MUTUAL FUNDS	150,313,636

BROKERAGE ACCOUNT
SELF-DIRECTED BROKERAGE ACCOUNT	5,380,583

*PARTICIPANT LOANS (MATURING 2025 TO 2040 AT INTEREST RATES OF 4.25% - 10.50%)	28,013,120
TOTAL	$1,245,094,902
* Represents a party-in-interest to the plan
** Cost information is not required for participant-directed investments and therefore is not included